Accounts and Bills Receivable, net (Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts receivable	¥ 17,367	$ 2,526	¥ 18,588
Less: Allowance for doubtful accounts	(1,847)	(269)	(2,467)
Accounts receivable, net of allowance for doubtful accounts	15,520	2,257	16,121
Bills receivable	7,107	1,034	4,002
Accounts and bills receivable, net	¥ 22,627	$ 3,291	¥ 20,123